Note 8 - Amounts Receivable (Details Textual) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Oksut Mine [member]
Statement Line Items [Line Items]
Current value added tax receivables	$ 8.2	$ 16.1